PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sponsoring company contributions projected (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	R$ 9,126
Benefits paid directly by the sponsor	18,668
Total	27,794
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	2,189
Benefits paid directly by the sponsor	38
Total	2,227
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	6,937
Benefits paid directly by the sponsor	18,630
Total	R$ 25,567